UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:   811-22114

Name of Registrant:   Vanguard Montgomery Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2014

Item 1: Schedule of Investments

Vanguard Market Neutral Fund
Schedule of Investments
March 31, 2014

			Market
			Value
		Shares	($000)
	Common Stocks - Long Positions (96.5%)
	Consumer Discretionary (14.8%)
†	GameStop Corp. Class A	29,800	1,225
†	Columbia Sportswear Co.	14,100	1,165
†	Domino's Pizza Inc.	15,050	1,158
* †	O'Reilly Automotive Inc.	7,800	1,158
†	Macy's Inc.	19,500	1,156
†	Best Buy Co. Inc.	43,200	1,141
* †	Marriott Vacations Worldwide Corp.	20,200	1,129
* †	Starz	34,700	1,120
†	Brinker International Inc.	21,300	1,117
* †	Jack in the Box Inc.	18,900	1,114
	Home Depot Inc.	13,900	1,100
*	Murphy USA Inc.	26,700	1,084
*	Visteon Corp.	12,200	1,079
†	Wynn Resorts Ltd.	4,700	1,044
†	PetSmart Inc.	14,900	1,027
	Whirlpool Corp.	6,800	1,016
	Goodyear Tire & Rubber Co.	38,700	1,011
	Brown Shoe Co. Inc.	35,900	953
†	Hanesbrands Inc.	12,100	926
†	Cracker Barrel Old Country Store Inc.	9,500	924
†	Tupperware Brands Corp.	10,700	896
†	Sturm Ruger & Co. Inc.	13,800	825
* †	Outerwall Inc.	11,350	823
†	Staples Inc.	72,500	822
	Cablevision Systems Corp. Class A	48,500	818
†	Buckle Inc.	16,800	770
†	Gap Inc.	18,900	757
*	Federal-Mogul Holdings Corp.	37,800	707
†	TJX Cos. Inc.	11,100	673
	CBS Corp. Class B	10,700	661
†	Viacom Inc. Class B	7,550	642
†	Dillard's Inc. Class A	6,670	616
†	Brunswick Corp.	13,600	616
†	PulteGroup Inc.	30,050	577
†	Dana Holding Corp.	21,980	512
* †	Express Inc.	24,700	392
	Thor Industries Inc.	4,355	266
			33,020
	Consumer Staples (5.8%)
* †	Pilgrim's Pride Corp.	64,900	1,358
†	Tyson Foods Inc. Class A	29,400	1,294
†	Nu Skin Enterprises Inc. Class A	14,800	1,226

	Sanderson Farms Inc.	14,800	1,161
†	Kroger Co.	26,500	1,157
	Kimberly-Clark Corp.	10,000	1,102
* †	Keurig Green Mountain Inc.	10,100	1,066
* †	Rite Aid Corp.	169,300	1,062
	Andersons Inc.	17,250	1,022
	Herbalife Ltd.	16,500	945
	Kraft Foods Group Inc.	12,600	707
*	Sprouts Farmers Market Inc.	11,300	407
*	WhiteWave Foods Co. Class A	11,972	342
			12,849
	Energy (5.8%)
†	Helmerich & Payne Inc.	11,700	1,259
	Exterran Holdings Inc.	27,900	1,224
*	Matador Resources Co.	49,500	1,212
	SM Energy Co.	15,800	1,126
†	ConocoPhillips	16,000	1,126
	Valero Energy Corp.	19,800	1,051
†	Marathon Petroleum Corp.	12,040	1,048
*	SEACOR Holdings Inc.	11,700	1,011
	Chesapeake Energy Corp.	38,500	986
†	Hess Corp.	10,600	879
	Bristow Group Inc.	11,000	831
	RPC Inc.	32,500	664
†	Western Refining Inc.	16,780	648
			13,065
	Financials (14.0%)
†	KeyCorp	83,100	1,183
	Comerica Inc.	22,800	1,181
* †	Popular Inc.	37,900	1,175
†	International Bancshares Corp.	46,800	1,174
†	Fifth Third Bancorp	50,700	1,164
†	PrivateBancorp Inc.	37,800	1,153
	Washington Federal Inc.	48,800	1,137
†	Montpelier Re Holdings Ltd.	37,600	1,119
†	CNO Financial Group Inc.	61,425	1,112
†	Unum Group	31,400	1,109
*	Western Alliance Bancorp	43,800	1,077
	Lincoln National Corp.	21,100	1,069
* †	Portfolio Recovery Associates Inc.	18,400	1,065
†	Ameriprise Financial Inc.	9,300	1,024
†	Everest Re Group Ltd.	6,600	1,010
†	Nelnet Inc. Class A	24,400	998
	ING US Inc.	26,500	961
*	Flagstar Bancorp Inc.	43,200	960
* †	Credit Acceptance Corp.	6,684	950
†	Regions Financial Corp.	81,700	908
	Huntington Bancshares Inc.	87,400	871
	StanCorp Financial Group Inc.	12,800	855
†	Allstate Corp.	14,875	842

†	Goldman Sachs Group Inc.	5,000	819
†	Torchmark Corp.	10,100	795
†	Platinum Underwriters Holdings Ltd.	13,200	793
	American Express Co.	8,400	756
	Assurant Inc.	10,500	682
†	Protective Life Corp.	12,150	639
*	World Acceptance Corp.	7,750	582
*	KCG Holdings Inc. Class A	42,100	502
	XL Group plc Class A	14,100	441
	Cathay General Bancorp	17,000	428
†	State Street Corp.	5,700	396
	FBL Financial Group Inc. Class A	5,700	247
			31,177
	Health Care (9.6%)
†	WellPoint Inc.	12,100	1,205
	Medtronic Inc.	19,000	1,169
* †	PAREXEL International Corp.	21,400	1,158
†	Eli Lilly & Co.	19,600	1,154
* †	Charles River Laboratories International Inc.	18,000	1,086
* †	Endo International plc	15,600	1,071
* †	Mylan Inc.	21,800	1,064
*	Centene Corp.	16,800	1,046
†	AbbVie Inc.	20,000	1,028
†	West Pharmaceutical Services Inc.	22,600	995
*	Salix Pharmaceuticals Ltd.	9,300	964
* †	Isis Pharmaceuticals Inc.	21,100	912
†	Select Medical Holdings Corp.	71,200	886
*	Boston Scientific Corp.	64,800	876
†	Chemed Corp.	9,600	859
* †	HCA Holdings Inc.	15,355	806
* †	Bruker Corp.	34,900	795
*	MedAssets Inc.	31,100	768
*	Corvel Corp.	14,500	722
* †	CareFusion Corp.	15,800	635
†	ResMed Inc.	12,800	572
	Omnicare Inc.	9,100	543
*	VCA Antech Inc.	14,800	477
*	Myriad Genetics Inc.	9,600	328
†	McKesson Corp.	1,300	230
			21,349
	Industrials (16.6%)
†	Trinity Industries Inc.	16,420	1,183
†	Manitowoc Co. Inc.	37,500	1,179
†	Oshkosh Corp.	19,900	1,171
†	Delta Air Lines Inc.	33,800	1,171
†	Deluxe Corp.	22,200	1,165
†	Alaska Air Group Inc.	12,410	1,158
	Southwest Airlines Co.	49,000	1,157
†	Northrop Grumman Corp.	9,230	1,139
†	Manpowergroup Inc.	14,300	1,127

†	Raytheon Co.	11,400	1,126
†	Huntington Ingalls Industries Inc.	10,883	1,113
†	EnerSys Inc.	15,700	1,088
	CIRCOR International Inc.	14,800	1,085
†	Terex Corp.	24,400	1,081
†	Masco Corp.	48,200	1,070
†	Steelcase Inc. Class A	63,500	1,055
†	AMERCO	4,500	1,044
†	Exelis Inc.	54,900	1,044
	Pitney Bowes Inc.	38,900	1,011
†	RR Donnelley & Sons Co.	55,700	997
	Hyster-Yale Materials Handling Inc.	9,700	946
	Lennox International Inc.	10,020	911
*	Spirit AeroSystems Holdings Inc. Class A	31,700	894
†	Towers Watson & Co. Class A	7,700	878
†	UniFirst Corp.	7,800	858
†	Lockheed Martin Corp.	5,200	849
	Lincoln Electric Holdings Inc.	11,700	843
	Boeing Co.	6,700	841
*	Nortek Inc.	9,800	806
*	Spirit Airlines Inc.	12,800	760
†	Cintas Corp.	11,800	703
*	AECOM Technology Corp.	21,700	698
*	Swift Transportation Co.	26,900	666
†	Dun & Bradstreet Corp.	5,900	586
†	ITT Corp.	13,700	586
	AAR Corp.	21,800	566
	Copa Holdings SA Class A	3,600	523
	Barnes Group Inc.	12,200	469
* †	USG Corp.	12,700	416
†	General Electric Co.	15,900	412
†	Union Pacific Corp.	2,150	403
†	Allegion plc	4,033	210
			36,988
	Information Technology (19.3%)
* †	Take-Two Interactive Software Inc.	56,900	1,248
	Lexmark International Inc. Class A	26,900	1,245
* †	Advanced Micro Devices Inc.	305,830	1,226
* †	Freescale Semiconductor Ltd.	49,810	1,216
* †	Rambus Inc.	112,800	1,213
* †	RF Micro Devices Inc.	153,700	1,211
†	Western Digital Corp.	13,150	1,208
†	Booz Allen Hamilton Holding Corp. Class A	53,100	1,168
* †	Brocade Communications Systems Inc.	110,100	1,168
†	Computer Sciences Corp.	18,300	1,113
*	Unisys Corp.	35,700	1,087
* †	SYNNEX Corp.	17,806	1,079
	CDW Corp.	39,200	1,076
* †	Gartner Inc.	15,400	1,069
†	Anixter International Inc.	10,500	1,066

*	SunPower Corp. Class A	33,000	1,065
* †	Ubiquiti Networks Inc.	23,400	1,064
†	Jack Henry & Associates Inc.	18,600	1,037
* †	Manhattan Associates Inc.	28,900	1,012
†	MAXIMUS Inc.	22,500	1,009
	DST Systems Inc.	10,600	1,005
†	Broadridge Financial Solutions Inc.	26,800	995
* †	Tech Data Corp.	15,700	957
*	Blackhawk Network Holdings Inc.	38,300	934
* †	Ciena Corp.	41,000	932
*	Benchmark Electronics Inc.	40,400	915
†	Heartland Payment Systems Inc.	21,900	908
* †	PTC Inc.	25,500	904
*	Alliance Data Systems Corp.	3,300	899
*	Aspen Technology Inc.	20,800	881
* †	CACI International Inc. Class A	11,800	871
* †	Electronics For Imaging Inc.	19,700	853
†	Motorola Solutions Inc.	12,975	834
†	Avnet Inc.	17,600	819
* †	Micron Technology Inc.	34,600	819
*	Acxiom Corp.	23,400	805
* †	CoreLogic Inc.	26,300	790
	CA Inc.	25,200	781
†	Symantec Corp.	36,500	729
* †	CommVault Systems Inc.	11,200	727
*	ON Semiconductor Corp.	60,500	569
*	comScore Inc.	17,300	567
*	Cirrus Logic Inc.	23,700	471
	IAC/InterActiveCorp	6,500	464
*	Genpact Ltd.	20,000	349
*	NCR Corp.	6,900	252
	Marvell Technology Group Ltd.	15,200	240
†	Accenture plc Class A	2,500	199
			43,049
	Materials (6.6%)
†	NewMarket Corp.	3,000	1,172
†	LyondellBasell Industries NV Class A	13,100	1,165
†	PPG Industries Inc.	5,951	1,151
	Sealed Air Corp.	33,200	1,091
†	Packaging Corp. of America	15,100	1,063
†	Westlake Chemical Corp.	15,960	1,056
	Scotts Miracle-Gro Co. Class A	16,800	1,030
*	Berry Plastics Group Inc.	43,800	1,014
*	Ferro Corp.	67,900	928
	Avery Dennison Corp.	17,600	892
	Minerals Technologies Inc.	13,050	843
*	Graphic Packaging Holding Co.	81,200	825
*	KapStone Paper and Packaging Corp.	20,400	588
†	Rock-Tenn Co. Class A	5,300	560
*	Owens-Illinois Inc.	13,700	463

	Olin Corp.	16,600	458
	Sherwin-Williams Co.	2,300	453
			14,752
	Telecommunication Services (0.8%)
	Verizon Communications Inc.	20,800	989
†	AT&T Inc.	22,800	800
			1,789
	Utilities (3.2%)
†	Edison International	21,400	1,211
	AES Corp.	73,600	1,051
	Vectren Corp.	23,800	938
†	Pinnacle West Capital Corp.	15,900	869
†	Portland General Electric Co.	22,300	721
	Otter Tail Corp.	22,500	693
	PG&E Corp.	15,100	652
†	UGI Corp.	13,200	602
	Southwest Gas Corp.	4,200	225
	Great Plains Energy Inc.	8,300	224
			7,186

	Total Common Stocks - Long Positions
	(Cost $158,237)		215,224

	Common Stocks Sold Short (-95.6%)
	Consumer Discretionary (-15.1%)
*	Tempur Sealy International Inc.	(22,500)	(1,140)
	Hillenbrand Inc.	(35,200)	(1,138)
	Interpublic Group of Cos. Inc.	(65,400)	(1,121)
	Abercrombie & Fitch Co.	(28,800)	(1,109)
	Monro Muffler Brake Inc.	(19,400)	(1,103)
	Allison Transmission Holdings Inc.	(36,400)	(1,090)
*	BJ's Restaurants Inc.	(33,300)	(1,089)
*	Panera Bread Co. Class A	(6,100)	(1,076)
*	Ascent Capital Group Inc. Class A	(14,000)	(1,058)
*	AMC Networks Inc. Class A	(14,300)	(1,045)
	American Eagle Outfitters Inc.	(83,900)	(1,027)
*	Select Comfort Corp.	(56,700)	(1,025)
	DR Horton Inc.	(47,000)	(1,017)
*	American Axle & Manufacturing Holdings Inc.	(54,700)	(1,013)
*	Vitamin Shoppe Inc.	(21,300)	(1,012)
	PVH Corp.	(8,100)	(1,011)
	Darden Restaurants Inc.	(19,800)	(1,005)
*	Office Depot Inc.	(234,800)	(970)
*	TripAdvisor Inc.	(10,600)	(960)
*	Toll Brothers Inc.	(26,200)	(940)
	Family Dollar Stores Inc.	(16,000)	(928)
	General Motors Co.	(26,700)	(919)
*	Amazon.com Inc.	(2,700)	(909)
	Harley-Davidson Inc.	(13,600)	(906)

Signet Jewelers Ltd.	(8,400)	(889)
Coach Inc.	(17,400)	(864)
* LKQ Corp.	(31,000)	(817)
* Penn National Gaming Inc.	(61,900)	(763)
* Ulta Salon Cosmetics & Fragrance Inc.	(6,850)	(668)
Dick's Sporting Goods Inc.	(11,800)	(644)
* Chipotle Mexican Grill Inc. Class A	(1,070)	(608)
* Discovery Communications Inc. Class A	(7,000)	(579)
Yum! Brands Inc.	(7,400)	(558)
Wolverine World Wide Inc.	(19,400)	(554)
Rent-A-Center Inc.	(19,500)	(519)
* HomeAway Inc.	(13,000)	(490)
* Sally Beauty Holdings Inc.	(10,900)	(299)
* CarMax Inc.	(5,271)	(247)
Scripps Networks Interactive Inc. Class A	(3,200)	(243)
* Restoration Hardware Holdings Inc.	(3,100)	(228)
		(33,581)
Consumer Staples (-5.2%)
* Post Holdings Inc.	(19,700)	(1,086)
Coty Inc. Class A	(72,100)	(1,080)
* Monster Beverage Corp.	(15,000)	(1,042)
Sysco Corp.	(28,050)	(1,014)
* Elizabeth Arden Inc.	(33,800)	(997)
Estee Lauder Cos. Inc. Class A	(14,200)	(950)
Flowers Foods Inc.	(44,055)	(945)
Costco Wholesale Corp.	(8,400)	(938)
* Fresh Market Inc.	(27,600)	(927)
Philip Morris International Inc.	(11,100)	(909)
B&G Foods Inc.	(30,100)	(906)
Brown-Forman Corp. Class B	(3,500)	(314)
Coca-Cola Co.	(7,100)	(274)
Whole Foods Market Inc.	(5,100)	(259)
		(11,641)
Energy (-6.2%)
* Gulfport Energy Corp.	(16,500)	(1,175)
CONSOL Energy Inc.	(29,000)	(1,159)
* Cobalt International Energy Inc.	(63,100)	(1,156)
* Cheniere Energy Inc.	(20,800)	(1,151)
Energen Corp.	(13,600)	(1,099)
ONEOK Inc.	(16,800)	(995)
* McDermott International Inc.	(124,100)	(970)
Williams Cos. Inc.	(22,500)	(913)
* Dresser-Rand Group Inc.	(15,500)	(905)
Spectra Energy Corp.	(24,400)	(901)
* Rowan Cos. plc Class A	(24,250)	(817)
National Oilwell Varco Inc.	(8,800)	(685)
* Cameron International Corp.	(9,100)	(562)
* Concho Resources Inc.	(4,200)	(515)
SemGroup Corp. Class A	(7,100)	(466)
* FMC Technologies Inc.	(5,900)	(309)

		(13,778)
Financials (-13.7%)
Iberiabank Corp.	(17,800)	(1,249)
Bank of the Ozarks Inc.	(16,700)	(1,137)
Arthur J Gallagher & Co.	(23,400)	(1,113)
PacWest Bancorp	(25,700)	(1,105)
* Markel Corp.	(1,850)	(1,103)
Marsh & McLennan Cos. Inc.	(22,100)	(1,089)
Leucadia National Corp.	(38,800)	(1,086)
Fidelity National Financial Inc. Class A	(34,500)	(1,085)
Hartford Financial Services Group Inc.	(30,500)	(1,076)
CME Group Inc.	(14,500)	(1,073)
BB&T Corp.	(26,500)	(1,064)
Sterling Bancorp	(83,900)	(1,062)
* Alleghany Corp.	(2,600)	(1,059)
* Virtus Investment Partners Inc.	(6,000)	(1,039)
Erie Indemnity Co. Class A	(14,500)	(1,011)
Mercury General Corp.	(22,300)	(1,005)
FirstMerit Corp.	(48,100)	(1,002)
Loews Corp.	(22,700)	(1,000)
* Texas Capital Bancshares Inc.	(15,200)	(987)
BOK Financial Corp.	(14,100)	(974)
Eaton Vance Corp.	(25,200)	(962)
Charles Schwab Corp.	(34,800)	(951)
T. Rowe Price Group Inc.	(11,300)	(931)
IntercontinentalExchange Group Inc.	(4,700)	(930)
New York Community Bancorp Inc.	(44,600)	(717)
Cullen/Frost Bankers Inc.	(8,800)	(682)
MetLife Inc.	(12,500)	(660)
Community Bank System Inc.	(14,700)	(574)
Solar Capital Ltd.	(24,900)	(542)
TCF Financial Corp.	(31,275)	(521)
Raymond James Financial Inc.	(8,400)	(470)
CNA Financial Corp.	(8,300)	(355)
Trustmark Corp.	(13,100)	(332)
City National Corp.	(3,900)	(307)
NBT Bancorp Inc.	(10,100)	(247)
		(30,500)
Health Care (-9.0%)
* Wright Medical Group Inc.	(36,700)	(1,140)
* Synageva BioPharma Corp.	(13,200)	(1,095)
* Waters Corp.	(10,000)	(1,084)
* Allscripts Healthcare Solutions Inc.	(58,800)	(1,060)
* BioMarin Pharmaceutical Inc.	(15,300)	(1,044)
* Catamaran Corp.	(22,800)	(1,021)
* Pacira Pharmaceuticals Inc.	(14,400)	(1,008)
DENTSPLY International Inc.	(21,700)	(999)
* Karyopharm Therapeutics Inc.	(32,100)	(992)
* Medivation Inc.	(14,300)	(921)
Patterson Cos. Inc.	(21,800)	(910)

* Volcano Corp.	(46,100)	(909)
* athenahealth Inc.	(5,600)	(897)
* HMS Holdings Corp.	(46,800)	(892)
Teleflex Inc.	(8,300)	(890)
* Varian Medical Systems Inc.	(10,300)	(865)
* Alexion Pharmaceuticals Inc.	(5,550)	(844)
Baxter International Inc.	(11,300)	(832)
* TESARO Inc.	(26,600)	(784)
* Pharmacyclics Inc.	(6,300)	(631)
* Hologic Inc.	(26,800)	(576)
Perrigo Co. plc	(3,100)	(479)
* Intuitive Surgical Inc.	(600)	(263)
		(20,136)
Industrials (-16.4%)
Granite Construction Inc.	(30,500)	(1,218)
Healthcare Services Group Inc.	(40,800)	(1,186)
* IHS Inc. Class A	(9,500)	(1,154)
* Genesee & Wyoming Inc. Class A	(11,400)	(1,110)
Cubic Corp.	(21,100)	(1,078)
TransDigm Group Inc.	(5,800)	(1,074)
Caterpillar Inc.	(10,800)	(1,073)
Triumph Group Inc.	(16,600)	(1,072)
Fastenal Co.	(21,700)	(1,070)
* Stericycle Inc.	(9,400)	(1,068)
MSC Industrial Direct Co. Inc. Class A	(12,300)	(1,064)
Iron Mountain Inc.	(38,400)	(1,059)
Xylem Inc.	(29,000)	(1,056)
Nordson Corp.	(14,400)	(1,015)
Expeditors International of Washington Inc.	(25,500)	(1,011)
* Clean Harbors Inc.	(18,200)	(997)
FedEx Corp.	(7,500)	(994)
* Advisory Board Co.	(15,400)	(990)
Precision Castparts Corp.	(3,900)	(986)
* DigitalGlobe Inc.	(33,400)	(969)
Roper Industries Inc.	(7,200)	(961)
* NCI Building Systems Inc.	(54,400)	(950)
* Copart Inc.	(26,100)	(950)
CH Robinson Worldwide Inc.	(18,000)	(943)
* WESCO International Inc.	(11,200)	(932)
* Atlas Air Worldwide Holdings Inc.	(26,000)	(917)
Kennametal Inc.	(20,300)	(899)
UTi Worldwide Inc.	(83,800)	(887)
Eaton Corp. plc	(11,800)	(886)
Joy Global Inc.	(15,100)	(876)
Raven Industries Inc.	(26,400)	(865)
KBR Inc.	(31,200)	(832)
Forward Air Corp.	(17,200)	(793)
Cummins Inc.	(5,100)	(760)
Waste Connections Inc.	(17,150)	(752)
* Tetra Tech Inc.	(24,500)	(725)

Woodward Inc.	(16,350)	(679)
Covanta Holding Corp.	(22,900)	(413)
WW Grainger Inc.	(900)	(227)
		(36,491)
Information Technology (-19.5%)
* VeriFone Systems Inc.	(36,000)	(1,218)
Tessera Technologies Inc.	(49,800)	(1,177)
Analog Devices Inc.	(22,100)	(1,174)
Corning Inc.	(56,100)	(1,168)
Hittite Microwave Corp.	(18,200)	(1,147)
Microchip Technology Inc.	(23,700)	(1,132)
FLIR Systems Inc.	(31,400)	(1,130)
* Bottomline Technologies de Inc.	(32,100)	(1,128)
* Trimble Navigation Ltd.	(28,400)	(1,104)
Altera Corp.	(30,200)	(1,095)
* Equinix Inc.	(5,900)	(1,091)
* Palo Alto Networks Inc.	(15,800)	(1,084)
Apple Inc.	(1,950)	(1,047)
* ServiceNow Inc.	(17,400)	(1,043)
Solera Holdings Inc.	(16,300)	(1,032)
* Fortinet Inc.	(46,400)	(1,022)
* Nuance Communications Inc.	(58,900)	(1,011)
* Cornerstone OnDemand Inc.	(21,100)	(1,010)
* Stratasys Ltd.	(9,400)	(997)
* Fusion-io Inc.	(94,400)	(993)
* Salesforce.com Inc.	(17,380)	(992)
* Concur Technologies Inc.	(10,000)	(991)
* Dealertrack Technologies Inc.	(20,100)	(989)
* ViaSat Inc.	(14,300)	(987)
* Workday Inc. Class A	(10,700)	(978)
InterDigital Inc.	(29,500)	(977)
* Informatica Corp.	(25,500)	(963)
* Teradata Corp.	(19,400)	(954)
* F5 Networks Inc.	(8,900)	(949)
* Citrix Systems Inc.	(15,800)	(907)
* Rackspace Hosting Inc.	(27,300)	(896)
AVX Corp.	(66,700)	(879)
* II-VI Inc.	(56,700)	(875)
* Marketo Inc.	(26,400)	(863)
* BroadSoft Inc.	(29,600)	(791)
* Bankrate Inc.	(46,160)	(782)
* SolarWinds Inc.	(18,100)	(772)
* Qlik Technologies Inc.	(28,600)	(761)
QUALCOMM Inc.	(9,500)	(749)
MKS Instruments Inc.	(24,900)	(744)
EMC Corp.	(26,100)	(715)
Avago Technologies Ltd. Class A	(11,000)	(709)
Visa Inc. Class A	(2,900)	(626)
* Cognex Corp.	(17,600)	(596)
* FleetCor Technologies Inc.	(4,950)	(570)

		Maxim Integrated Products Inc.	(15,300)	(507)
		j2 Global Inc.	(5,400)	(270)
				(43,595)
		Materials (-6.5%)
*		Flotek Industries Inc.	(43,800)	(1,220)
		Allegheny Technologies Inc.	(31,500)	(1,187)
*		Stillwater Mining Co.	(77,300)	(1,145)
		Southern Copper Corp.	(37,950)	(1,105)
		FMC Corp.	(13,800)	(1,056)
		Mosaic Co.	(21,000)	(1,050)
		Freeport-McMoRan Copper & Gold Inc.	(31,200)	(1,032)
		Air Products & Chemicals Inc.	(8,650)	(1,030)
		Royal Gold Inc.	(16,350)	(1,024)
		Praxair Inc.	(7,600)	(995)
		Hecla Mining Co.	(308,400)	(947)
*		Coeur Mining Inc.	(98,200)	(912)
		Nucor Corp.	(17,300)	(874)
		Innophos Holdings Inc.	(10,088)	(572)
		Newmont Mining Corp.	(12,400)	(290)
				(14,439)
		Telecommunication Services (-0.5%)
*		SBA Communications Corp. Class A	(12,310)	(1,120)
				(1,120)
		Utilities (-3.5%)
		Southern Co.	(25,800)	(1,134)
		Laclede Group Inc.	(22,700)	(1,070)
		South Jersey Industries Inc.	(18,400)	(1,032)
*		Calpine Corp.	(47,200)	(987)
		FirstEnergy Corp.	(22,500)	(766)
		NRG Energy Inc.	(23,500)	(747)
		Integrys Energy Group Inc.	(12,100)	(722)
		ALLETE Inc.	(13,000)	(681)
		American Water Works Co. Inc.	(6,500)	(295)
		ITC Holdings Corp.	(6,900)	(258)
		Northwest Natural Gas Co.	(5,200)	(229)
				(7,921)

		Total Common Stocks Sold Short
		(Proceeds $189,394)		(213,202)

		Temporary Cash Investment (0.8%)
1		Vanguard Market Liquidity Fund, 0.122%
		(Cost $1,725)	1,724,863	1,725

	†	Other Assets and Liabilities -Net (98.3%)		219,213
		Net Assets (100%)		222,960

* Non-income-producing security.

† Long security positions with a value of $128,140,000 and cash of $217,469,000 are held in a segregated account at the fund's custodian bank and pledged to a broker-dealer as collateral for the fund's obligation to return borrowed securities. For so long as such obligations continue, the fund's access to these assets is subject to authorization from the broker-dealer.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate
shown is the 7-day yield.

A. Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At March 31, 2014, 100% of the fund's investments were valued based on Level 1 inputs.

C. At March 31, 2014, the cost of long security positions for tax purposes was $159,962,000.

Net unrealized appreciation of long security positions for tax purposes was $56,986,000, consisting of unrealized gains of $58,755,000 on securities that had risen in value since their purchase and $1,769,000 in unrealized losses on securities that had fallen in value since their purchase.

Tax-basis net unrealized depreciation on securities sold short was $23,807,000 consisting of unrealized gains of $7,127,000 on securities that had fallen in value since their sale and $30,934,000 in unrealized losses on securities that had risen in value since their sale.

D. Short Sales: Short Sales are the sales of securities that the fund does not own. The fund may sell a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short.

This results in the fund holding a significant portion of its assets in cash. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MONTGOMERY FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONTGOMERY FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 19, 2014

VANGUARD MONTGOMERY FUNDS

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: March 19, 2014

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.